720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

March 6, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I
EDGAR CIK No. 0000742277; File No. 811-3989
Northwestern Mutual Variable Life Account II
EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of The Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Northwestern Mutual Life Account II (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2008 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The Accounts’ annual report consists of the annual reports of the underlying investment companies listed below. The Registrants understand that the annual reports for the following underlying investment companies have been or will be filed with the Commission via EDGAR under separate cover:

Underlying Investment Company	CIK No.	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	811-07205
Russell Investment Funds	0000824036	811-05371

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, performance summaries and financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara E. Courtney
Barbara E. Courtney
Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company

VariableLife

December 31, 2008

Annual Reports

Northwestern Mutual Variable Life Account

Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following.*

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio

Russell Investment Funds

**See table of contents for more information and a list of Prospectus supplements included herein.*

Northwestern Mutual®

90-1899 (0786) (REV 0109)

The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your Variable CompLife policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values, fund performance information, and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet:

Northwestern Mutual Financial Network

WWW.NMFN.COM

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section on our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

You can also sign up for this service by calling 1-866-424-2609 between 7 a.m. — 6 p.m. Central Time Monday — Friday. As always, your Investment Services representative of the Northwestern Mutual Financial Network is available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7 a.m. - 6 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. and 5:00 p.m. Central Time Monday - Friday.

Mason Street Advisors, LLC is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc. Mason Street Advisors has engaged and oversees sub-advisers who provide day-to-day management for certain of the Series Fund Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Contents

Performance Summaries for the Northwestern Mutual Variable Life Accounts

Northwestern Mutual Series Fund, Inc. - Annual Report

Fidelity VIP Mid Cap Portfolio - Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Russell Investment Funds - Annual Report (This report follows the end of the Fidelity VIP Mid Cap Portfolio.)

Northwestern Mutual Variable Life Account Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Prospectus Supplements

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.nmfn.com.

Performance Summary    as of December 31, 2008

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2008)	Growth Stock Division	Focused Appreciation Division(b)		Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division(b)		Equity Income Division(b)		Mid Cap Growth Stock Division
1 year	(39.19%)	(40.34%)		(39.08%)	(37.29%)	(38.83%)		(36.16%)		(40.41%)
5 years	(18.47%)	8.39%		(15.19%)	(13.56%)	(17.76%)		(8.09%)		(11.22%)
Annualized	(4.00%)	1.62%		(3.24%)	(2.87%)	(3.83%)		(1.67%)		(2.35%)
10 years	(24.04%)	—		(32.73%)	(18.78%)	—		—		3.11%
Annualized	(2.71%)	—		(3.89%)	(2.06%)	—		—		0.31%
Since division inception in Variable Life Account	—	29.36	%(d)	—	—	(16.27	%)(e)	13.11	%(d)	—
Annualized	—	4.65%		—	—	(2.36%)		2.20%		—
Since portfolio inception(c)	—	—		—	—	—		—		—
Annualized	—	—		—	—	—		—		—
Current yield(g)

Variable Complife — Policies Issued On or After October 11, 1995
1 year	(39.13%)	(40.28%)		(39.02%)	(37.22%)	(38.77%)		(36.10%)		(40.35%)
5 years	(18.06%)	8.93%		(14.77%)	(13.13%)	(17.35%)		(7.63%)		(10.77%)
Annualized	(3.91%)	1.73%		(3.15%)	(2.78%)	(3.74%)		(1.57%)		(2.25%)
10 years	(23.27%)	—		(32.05%)	(17.96%)	—		—		4.15%
Annualized	(2.61%)	—		(3.79%)	(1.96%)	—		—		0.41%
Since division inception in Variable Life Account	—	30.09	%(d)	—	—	(15.65	%)(e)	13.75	%(d)	—
Annualized	—	4.75%		—	—	(2.27%)		2.30%		—
Since portfolio inception(c)	—	—		—	—	—		—		—
Annualized	—	—		—	—	—		—		—
Current yield(g)

Variable Executive Life & Variable Joint Life(a)
1 year	(38.86%)	(40.01%)		(38.74%)	(36.94%)	(38.49%)		(35.81%)		(40.08%)
5 years	(15.95%)	11.74%		(12.57%)	(10.89%)	(15.21%)		(5.24%)		(8.47%)
Annualized	(3.42%)	2.25%		(2.65%)	(2.28%)	(3.25%)		(1.07%)		(1.75%)
10 years	(18.90%)	—		(28.18%)	(13.29%)	—		—		10.08%
Annualized	(2.07%)	—		(3.26%)	(1.42%)	—		—		0.97%
Since division inception in Variable Life Account	—	33.98	%(d)	—	—	(12.21	%)(e)	17.15	%(d)	—
Annualized	—	5.30%		—	—	(1.74%)		2.83%		—
Since portfolio inception(c)	—	—		—	—	—		—		—
Annualized	—	—		—	—	—		—		—
Current yield(g)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded policy charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Variable Executive Life policies were first offered on March 2, 1998. Variable Joint Life policies were first offered on December 28, 1998.
(b)	Effective April 30, 2008, the following divisions of the separate account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division
(c)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates. Performance quoted prior to the inception date of the division is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.
(d)	Division and portfolio inception on May 1, 2003.
(e)	Division and portfolio inception on July 31, 2001.
(f)	Division inception on June 30, 1999. Portfolio inception on April 30, 1999.
(g)	For the seven-day period ended December 31, 2008, the Money Market Portfolio’s yield was 1.37% and was equivalent to a compound effective yield of 1.38%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Index 400 Stock Division		Mid Cap Value Division(b)		Small Cap Growth Stock Division		Small Cap Value Division(b)		International Growth Division		International Equity Division(b)	Money Market Division	Select Bond Division	High Yield Bond Division	Balanced Division
(36.63%)		(35.43%)		(44.18%)		(28.53%)		(46.48%)		(44.09%)	2.20%	2.69%	(21.78%)	(23.15%)
(4.08%)		(9.90%)		(15.96%)		7.62%		2.46%		12.15%	14.95%	18.37%	(1.97%)	(1.80%)
(0.83%)		(2.06%)		(3.42%)		1.48%		0.49%		2.32%	2.83%	3.43%	(0.40%)	(0.36%)
—		—		—		—		—		31.74%	32.57%	62.71%	18.33%	11.23%
—		—		—		—		—		2.79%	2.86%	4.99%	1.70%	1.07%
33.54	%(f)	19.41	%(d)	39.74	%(f)	37.41	%(e)	11.22	%(e)	—	—	—	—	—
3.09%		3.18%		3.58%		4.38%		1.44%		—	—	—	—	—
40.72	%(f)	—		68.74	%(f)	—		—		—	—	—	—	—
3.60%		—		5.56%		—		—		—	—	—	—	—
											1.38%

(36.56%)		(35.36%)		(44.12%)		(28.46%)		(46.43%)		(44.04%)	2.30%	2.79%	(21.70%)	(23.07%)
(3.61%)		(9.45%)		(15.54%)		8.16%		2.97%		12.71%	15.52%	18.96%	(1.48%)	(1.31%)
(0.73%)		(1.97%)		(3.32%)		1.58%		0.59%		2.42%	2.93%	3.53%	(0.30%)	(0.26%)
—		—		—		—		—		33.07%	33.90%	64.35%	19.52%	12.35%
—		—		—		—		—		2.90%	2.96%	5.09%	1.80%	1.17%
34.82	%(f)	20.09	%(d)	41.08	%(f)	38.43	%(e)	12.04	%(e)	—	—	—	—	—
3.19%		3.28%		3.69%		4.48%		1.54%		—	—	—	—	—
42.10	%(f)	—		70.39	%(f)	—		—		—	—	—	—	—
3.70%		—		5.67%		—		—		—	—	—	—	—
											1.38%

(36.28%)		(35.07%)		(43.87%)		(28.13%)		(46.19%)		(43.78%)	2.76%	3.26%	(21.35%)	(22.72%)
(1.12%)		(7.12%)		(13.36%)		10.94%		5.63%		15.61%	18.51%	22.02%	1.06%	1.24%
(0.23%)		(1.47%)		(2.83%)		2.10%		1.10%		2.94%	3.45%	4.06%	0.21%	0.25%
—		—		—		—		—		40.65%	41.52%	73.71%	26.33%	18.75%
—		—		—		—		—		3.47%	3.53%	5.68%	2.36%	1.73%
42.08	%(f)	23.68	%(d)	48.67	%(f)	44.06	%(e)	16.61	%(e)	—	—	—	—	—
3.76%		3.82%		4.26%		5.04%		2.09%		—	—	—	—	—
49.89	%(f)	—		79.74	%(f)	—		—		—	—	—	—	—
4.27%		—		6.25%		—		—		—	—	—	—	—
											1.38%

Performance Summary, continued    as of December 31, 2008

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2008)	Asset Allocation Division		Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division		Russell Core Bond Division
1 year	(30.51%)		(39.94%)	(40.89%)	(43.23%)	(42.73%)	(37.03%)		(4.09%)
5 years	(4.06%)		11.73%	(15.50%)	(19.79%)	2.29%	6.95%		11.09%
Annualized	(0.83%)		2.24%	(3.31%)	(4.31%)	0.45%	1.35%		2.13%
10 years	—		157.16%	(28.77%)	(6.08%)	3.49%	—		45.54%
Annualized	—		9.91%	(3.34%)	(0.63%)	0.34%	—		3.82%
Since division inception in Variable Life Account	(0.03	%)(e)	—	—	—	—	90.68	%(f)	—
Annualized	(0.00%)		—	—	—	—	7.03%		—
Since portfolio inception(c)	—		—	—	—	—	87.60	%(f)	—
Annualized	—		—	—	—	—	6.72%		—
Current yield(g)

Variable Complife — Policies Issued On or After October 11, 1995
1 year	(30.44%)		(39.88%)	(40.83%)	(43.17%)	(42.67%)	(36.97%)		(4.00%)
5 years	(3.58%)		12.29%	(15.08%)	(19.39%)	2.80%	7.48%		11.65%
Annualized	(0.73%)		2.35%	(3.22%)	(4.22%)	0.55%	1.45%		2.23%
10 years	—		159.76%	(28.05%)	(5.13%)	4.53%	—		47.00%
Annualized	—		10.02%	(3.24%)	(0.53%)	0.44%	—		3.93%
Since division inception in Variable Life Account	0.72	%(e)	—	—	—	—	92.50	%(f)	—
Annualized	0.10%		—	—	—	—	7.13%		—
Since portfolio inception(c)	—		—	—	—	—	89.43	%(f)	—
Annualized	—		—	—	—	—	6.83%		—
Current yield(g)

Variable Executive Life & Variable Joint Life(a)
1 year	(30.13%)		(39.61%)	(40.56%)	(42.92%)	(42.41%)	(36.68%)		(3.57%)
5 years	(1.09%)		15.19%	(12.89%)	(17.31%)	5.45%	10.25%		14.53%
Annualized	(0.22%)		2.87%	(2.72%)	(3.73%)	1.07%	1.97%		2.75%
10 years	—		174.55%	(23.96%)	0.27%	10.49%	—		55.37%
Annualized	—		10.63%	(2.70%)	0.03%	1.00%	—		4.50%
Since division inception in Variable Life Account	4.82	%(e)	—	—	—	—	102.87	%(f)	—
Annualized	0.64%		—	—	—	—	7.73%		—
Since portfolio inception(c)	—		—	—	—	—	99.82	%(f)	—
Annualized	—		—	—	—	—	7.42%		—
Current yield(g)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded policy charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Variable Executive Life policies were first offered on March 2, 1998. Variable Joint Life policies were first offered on December 28, 1998.
(b)	Effective April 30, 2008, the following divisions of the separate account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division
(c)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates. Performance quoted prior to the inception date of the division is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.
(d)	Division and portfolio inception on May 1, 2003.
(e)	Division and portfolio inception on July 31, 2001.
(f)	Division inception on June 30, 1999. Portfolio inception on April 30, 1999.
(g)	For the seven-day period ended December 31, 2008, the Money Market Portfolio’s yield was 1.37% and was equivalent to a compound effective yield of 1.38%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Performance Summary, continued    as of December 31, 2008

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2008)	Growth Stock Division	Focused Appreciation Division(a)		Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division(a)		Equity Income Division(a)		Mid Cap Growth Stock Division
1 year	(38.86%)	(40.01%)		(38.74%)	(36.94%)	(38.49%)		(35.81%)		(40.08%)
5 years	(15.95%)	11.74%		(12.57%)	(10.89%)	(15.21%)		(5.24%)		(8.47%)
Annualized	(3.42%)	2.25%		(2.65%)	(2.28%)	(3.25%)		(1.07%)		(1.75%)
10 years	(18.90%)	—		(28.18%)	(13.29%)	—		—		10.08%
Annualized	(2.07%)	—		(3.26%)	(1.42%)	—		—		0.97%
Since division inception in Variable Life Account II	(34.60%)	(25.11%)		(34.28%)	(34.48%)	(42.95%)		(34.66%)		(30.47%)
Annualized	(19.89%)	(14.02%)		(19.68%)	(19.81%)	(25.41%)		(19.93%)		(17.28%)
Since portfolio inception(b)	—	33.98	%(c)	—	—	(12.21	%)(d)	17.15	%(c)	—
Annualized	—	5.30%		—	—	(1.74%)		2.83%		—
Current yield(f)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded policy charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Effective April 30, 2008, the following divisions of the separate account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division
(b)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates.
(c)	Portfolio inception on May 1, 2003.
(d)	Portfolio inception on July 31, 2001.
(e)	Portfolio inception on April 30, 1999.
(f)	For the seven-day period ended December 31, 2008, the Money Market Portfolio’s yield was 1.37% and was equivalent to a compound effective yield of 1.38%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

v

Performance Summary, continued    as of December 31, 2008

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2008)	Index 400 Stock Division		Mid Cap Value Division(a)		Small Cap Growth Stock Division		Small Cap Value Division(a)		International Growth Division		International Equity Division(a)	Money Market Division
1 year	(36.28%)		(35.07%)		(43.87%)		(28.13%)		(46.19%)		(43.78%)	2.76%
5 years	(1.12%)		(7.12%)		(13.36%)		10.94%		5.63%		15.61%	18.51%
Annualized	(0.23%)		(1.47%)		(2.83%)		2.10%		1.10%		2.94%	3.45%
10 years	—		—		—		—		—		40.65%	41.52%
Annualized	—		—		—		—		—		3.47%	3.53%
Since division inception in Variable Life Account II	(33.61%)		(36.63%)		(39.80%)		(30.47%)		(39.87%)		(34.64%)	7.73%
Annualized	(19.26%)		(21.19%)		(23.28%)		(17.28%)		(23.33%)		(19.91%)	3.96%
Since portfolio inception(b)	49.89	%(e)	23.68	%(c)	79.74	%(e)	44.06	%(d)	16.61	%(d)	—	—
Annualized	4.27%		3.82%		6.25%		5.04%		2.09%		—	—
Current yield(f)												1.38%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded policy charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Effective April 30, 2008, the following divisions of the separate account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division
(b)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates.
(c)	Portfolio inception on May 1, 2003.
(d)	Portfolio inception on July 31, 2001.
(e)	Portfolio inception on April 30, 1999.
(f)	For the seven-day period ended December 31, 2008, the Money Market Portfolio’s yield was 1.37% and was equivalent to a compound effective yield of 1.38%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division		Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division		Russell Core Bond Division
3.26%	(21.35%)	(22.72%)	(30.13%)		(39.61%)	(40.56%)	(42.92%)	(42.41%)	(36.68%)		(3.57%)
22.02%	1.06%	1.24%	(1.09%)		15.19%	(12.89%)	(17.31%)	5.45%	10.25%		14.53%
4.06%	0.21%	0.25%	(0.22%)		2.87%	(2.72%)	(3.73%)	1.07%	1.97%		2.75%
73.71%	26.33%	18.75%	—		174.55%	(23.96%)	0.27%	10.49%	—		55.37%
5.68%	2.36%	1.73%	—		10.63%	(2.70%)	0.03%	1.00%	—		4.50%
9.76%	(20.13%)	(18.67%)	(24.36%)		(31.42%)	(35.49%)	(42.17%)	(37.13%)	(51.02%)		3.52%
4.99%	(11.08%)	(10.23%)	(13.57%)		(17.88%)	(20.46%)	(24.87%)	(21.52%)	(31.11%)		1.82%
—	—	—	4.82	%(d)	—	—	—	—	99.82	%(e)	—
—	—	—	0.64%		—	—	—	—	7.42%		—

Annual Report December 31, 2008

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2008

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division (a)	Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division (a)	Equity Income Division (a)	Mid Cap Growth Stock Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$198,576	$59,123	$138,096	$525,441	$91,238	$46,198	$268,931
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	240	12	172	232	70	12	253

Total Assets	198,816	59,135	138,268	525,673	91,308	46,210	269,184

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	32	—	—	—	55

Total Liabilities	—	—	32	—	—	—	55

Total Net Assets	$198,816	$59,135	$138,236	$525,673	$91,308	$46,210	$269,129

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$17,288	$4,414	$15,457	$75,376	$8,436	$4,093	$37,545
Northwestern Mutual’s Equity	730	125	675	2,569	332	119	1,530
Variable Complife Policies Issued
Between October 11, 1995 and December 31, 2008 (3)
Policyowners’ Equity	156,979	44,629	105,800	378,499	66,501	35,567	205,236
Northwestern Mutual’s Equity	14,596	4,865	9,626	34,893	7,723	3,459	17,896
Variable Executive Life Policies Issued
Between March 2, 1998 and December 31, 2008 (4)
Policyowners’ Equity	4,146	2,673	3,550	10,403	3,553	661	2,771
Variable Joint Life Policies Issued
Between December 10, 1998 and December 31, 2008 (5)
Policyowners’ Equity	5,077	2,429	3,128	23,933	4,763	2,311	4,151

Total Net Assets	$198,816	$59,135	$138,236	$525,673	$91,308	$46,210	$269,129

(1) Investments, at cost	$278,675	$85,995	$191,851	$749,522	$155,526	$73,588	$426,195
(2) Shares Outstanding	140,634	49,434	157,463	270,011	144,594	53,223	140,214
(3) Accumulation Unit Value	$1.594004	$1.300904	$1.362693	$1.808068	$0.843525	$1.137525	$1.619377
Units Outstanding	107,640	38,046	84,706	228,642	87,994	34,308	137,791
(4) Accumulation Unit Value	$21.408736	$13.397864	$18.131181	$40.340674	$8.778981	$11.715261	$43.872392
Units Outstanding	194	200	196	258	405	56	63
(5) Accumulation Unit Value	$21.408736	$13.397864	$18.131181	$40.340674	$8.778981	$11.715261	$43.872392
Units Outstanding	237	181	172	593	543	197	95

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2008

(in thousands, except accumulation unit values)

	Index 400 Stock Division	Mid Cap Value Division (a)	Small Cap Growth Stock Division	Small Cap Value Division (a)	International Growth Division	International Equity Division (a)	Money Market Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$134,381	$25,465	$128,988	$97,324	$61,555	$367,946	$177,858
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	19	1	18	33	35	96	92

Total Assets	134,400	25,466	129,006	97,357	61,590	368,042	177,950

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	111	—	—	—	16

Total Liabilities	—	—	111	—	—	—	16

Total Net Assets	$134,400	$25,466	$128,895	$97,357	$61,590	$368,042	$177,934

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$7,350	$1,856	$5,758	$7,481	$3,226	$47,272	$12,054
Northwestern Mutual’s Equity	230	52	208	234	111	1,560	276
Variable Complife Policies Issued
Between October 11, 1995 and December 31, 2008 (3)
Policyowners’ Equity	106,327	19,652	105,088	74,013	46,648	273,610	130,751
Northwestern Mutual’s Equity	10,332	2,255	11,039	7,940	5,348	25,639	15,766
Variable Executive Life Policies Issued
Between March 2, 1998 and December 31, 2008 (4)
Policyowners’ Equity	4,718	518	2,064	2,702	2,808	8,962	12,971
Variable Joint Life Policies Issued
Between December 10, 1998 and December 31, 2008 (5)
Policyowners’ Equity	5,443	1,133	4,738	4,987	3,449	10,999	6,116

Total Net Assets	$134,400	$25,466	$128,895	$97,357	$61,590	$368,042	$177,934

(1) Investments, at cost	$192,942	$45,730	$228,770	$127,906	$108,165	$459,658	$177,858
(2) Shares Outstanding	148,652	31,244	118,665	85,672	71,826	278,326	177,858
(3) Accumulation Unit Value	$1.348229	$1.200893	$1.410759	$1.384260	$1.120404	$1.914107	$1.557129
Units Outstanding	86,531	18,243	82,321	59,206	46,408	156,342	94,094
(4) Accumulation Unit Value	$14.989442	$12.367958	$17.974245	$14.406429	$11.660588	$2.857743	$40.947848
Units Outstanding	315	42	115	188	241	3,136	316
(5) Accumulation Unit Value	$14.989442	$12.367958	$17.974245	$14.406429	$11.660588	$2.857743	$40.947848
Units Outstanding	363	92	264	346	296	3,849	148

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Assets and Liabilities

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$191,303	$55,193	$254,869	$28,942	$—	$—	$—	$—	$—	$—
—	—	—	—	72,215	—	—	—	—	—
—	—	—	—	—	127,994	54,445	103,120	85,891	64,740
29	10	126	7	25	30	17	7	59	9

191,332	55,203	254,995	28,949	72,240	128,024	54,462	103,127	85,950	64,749

232	—	174	—	1	17	—	33	—	2

232	—	174	—	1	17	—	33	—	2

$191,100	$55,203	$254,821	$28,949	$72,239	$128,007	$54,462	$103,094	$85,950	$64,747

$17,624	$4,489	$116,369	$3,273	$6,970	$5,274	$3,061	$5,698	$5,216	$4,242
397	148	2,440	81	234	182	109	198	176	134

134,907	43,194	117,086	21,483	53,252	89,970	41,067	71,529	64,538	41,384
12,041	3,763	9,956	2,001	6,410	9,623	4,618	7,366	7,059	4,134

18,006	1,867	3,399	804	2,374	17,060	3,773	13,102	5,350	11,492

8,125	1,742	5,571	1,307	2,999	5,898	1,834	5,201	3,611	3,361

$191,100	$55,203	$254,821	$28,949	$72,239	$128,007	$54,462	$103,094	$85,950	$64,747

$191,765	$72,610	$381,037	$41,592	$122,674	$171,963	$97,609	$155,138	$147,616	$70,662
158,364	108,010	231,489	37,344	3,985	14,081	7,418	13,695	9,079	6,917
$2.026282	$1.613065	$1.898456	$1.007179	$1.573285	$0.643528	$0.941939	$0.979547	$1.925035	$1.490991
72,523	29,111	66,920	23,316	37,922	154,769	48,505	80,545	37,194	30,529
$156.116892	$20.699102	$100.918470	$10.482012	$16.202990	$6.983334	$10.483725	$10.384851	$19.982226	$15.497865
115	90	34	77	146	2,443	360	1,262	268	742
$156.116892	$20.699102	$100.918470	$10.482012	$16.202990	$6.983334	$10.483725	$10.384851	$19.982226	$15.497865
52	84	55	125	185	845	175	501	181	217

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2008

(in thousands)

	Growth Stock Division	Focused Appreciation Division (a)	Large Cap Core Stock Division	Index 500 Stock Division
Income:
Dividend income	$2,945	$285	$3,058	$15,676
Expenses:
Mortality and expense risk charges	1,185	339	814	2,991
Taxes	12	3	11	52

Net investment income (loss)	1,748	(57)	2,233	12,633

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,575)	335	(2,228)	(3,534)
Realized gain distributions	18,302	2,211	—	22,166

Realized gains (losses)	14,727	2,546	(2,228)	18,632

Change in unrealized appreciation/depreciation of investments during the period	(148,186)	(42,472)	(89,197)	(340,532)

Net increase (decrease) in net assets resulting from operations	$(131,711)	$(39,983)	$(89,192)	$(309,267)

	International Equity Division (a)	Money Market Division	Select Bond Division	High Yield Bond Division
Income:
Dividend income	$13,841	$4,195	$8,306	$5,360
Expenses:
Mortality and expense risk charges	2,263	634	699	277
Taxes	36	5	9	3

Net investment income (loss)	11,542	3,556	7,598	5,080

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,240	—	(253)	(739)
Realized gain distributions	51,083	33	—	—

Realized gains (losses)	56,323	33	(253)	(739)

Change in unrealized appreciation/depreciation of investments during the period	(359,106)	—	(2,394)	(19,755)

Net increase (decrease) in net assets resulting from operations	$(291,241)	$3,589	$4,951	$(15,414)

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Operations

Domestic Equity Division (a)	Equity Income Division (a)	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division (a)	Small Cap Growth Stock Division	Small Cap Value Division (a)	International Growth Division

$3,541	$15	$1,118	$2,886	$—	$311	$427	$1,353

500	244	1,683	776	146	763	513	365
6	3	27	6	1	4	5	3

3,035	(232)	(592)	2,104	(147)	(456)	(91)	985

(749)	(487)	(6,064)	720	(1,311)	(1,790)	1,917	1,060
10,366	1,364	50,475	19,563	745	34,977	10,402	10,588

9,617	877	44,411	20,283	(566)	33,187	12,319	11,648

(70,544)	(25,366)	(227,780)	(101,475)	(12,984)	(134,208)	(51,023)	(65,655)

$(57,892)	$(24,721)	$(183,961)	$(79,088)	$(13,697)	$(101,477)	$(38,795)	$(53,022)

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$3,919	$1,074	$237	$2,458	$681	$—	$2,321	$2,974

1,383	154	409	659	316	547	496	222
72	2	5	4	2	4	4	2

2,464	918	(177)	1,795	363	(551)	1,821	2,750

(3,127)	164	(619)	(1,414)	134	1,173	420	(1,953)
84,559	2,998	15,755	1,689	19	1,396	—	1,423

81,432	3,162	15,136	275	153	2,569	420	(530)

(161,197)	(16,799)	(61,619)	(86,477)	(42,383)	(78,201)	(51,294)	(5,710)

$(77,301)	$(12,719)	$(46,660)	$(84,407)	$(41,867)	$(76,183)	$(49,053)	$(3,490)

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Growth Stock Division		Focused Appreciation Division (a)
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$1,748	$1,533	$(57)	$(221)
Net realized gains (losses)	14,727	2,495	2,546	1,279
Net change in unrealized appreciation/depreciation	(148,186)	23,620	(42,472)	13,388

Net increase (decrease) in net assets resulting from operations	(131,711)	27,648	(39,983)	14,446

Policy Transactions:
Policyowners’ net payments	29,593	34,361	8,639	6,631
Policy loans, surrenders and death benefits	(27,071)	(25,592)	(5,444)	(2,956)
Mortality and other (net)	(8,098)	(8,741)	(2,353)	(1,562)
Transfers from other divisions	18,462	19,311	34,334	27,521
Transfers to other divisions	(21,042)	(27,144)	(17,332)	(11,670)

Net increase (decrease) in net assets resulting from policy transactions	(8,156)	(7,805)	17,844	17,964

Net increase (decrease) in net assets	(139,867)	19,843	(22,139)	32,410

Net Assets:
Beginning of period	338,683	318,840	81,274	48,864

End of period	$198,816	$338,683	$59,135	$81,274

Units issued during the period	20,386	18,966	19,278	14,333
Units redeemed during the period	(21,616)	(22,119)	(12,094)	(7,156)

Net units issued (redeemed) during period	(1,230)	(3,153)	7,184	7,177

	Mid Cap Growth Stock Division (b)		Index 400 Stock Division
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(592)	$1,360	$2,104	$1,808
Net realized gains (losses)	44,411	38,827	20,283	17,383
Net change in unrealized appreciation/depreciation	(227,780)	39,220	(101,475)	(3,726)

Net increase (decrease) in net assets resulting from operations	(183,961)	79,407	(79,088)	15,465

Policy Transactions:
Policyowners’ net payments	37,125	40,349	18,654	20,924
Policy loans, surrenders and death benefits	(30,270)	(30,560)	(16,781)	(15,047)
Mortality and other (net)	(10,613)	(11,281)	(5,103)	(5,405)
Transfers from other divisions	18,232	23,802	16,038	21,795
Transfers to other divisions	(25,685)	(41,497)	(17,976)	(25,428)

Net increase (decrease) in net assets resulting from policy transactions	(11,211)	(19,187)	(5,168)	(3,161)

Net increase (decrease) in net assets	(195,172)	60,220	(84,256)	12,304

Net Assets:
Beginning of period	464,301	404,081	218,656	206,352

End of period	$269,129	$464,301	$134,400	$218,656

Units issued during the period	22,890	23,210	17,831	17,682
Units redeemed during the period	(25,943)	(29,532)	(19,303)	(18,766)

Net units issued (redeemed) during period	(3,053)	(6,322)	(1,472)	(1,084)

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division was renamed effective April 30, 2007. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Large Cap Core Stock Division		Index 500 Stock Division		Domestic Equity Division (a)		Equity Income Division (a)
Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

$2,233	$1,604	$12,633	$10,003	$3,035	$1,569	$(232)	$1,029
(2,228)	345	18,632	35,940	9,617	8,358	877	7,363
(89,197)	16,396	(340,532)	(5,633)	(70,544)	(20,854)	(25,366)	(7,119)

(89,192)	18,345	(309,267)	40,310	(57,892)	(10,927)	(24,721)	1,273

20,838	21,193	70,545	74,560	16,481	16,453	6,547	5,770
(17,883)	(15,242)	(51,292)	(56,861)	(9,153)	(8,338)	(3,552)	(3,205)
(5,656)	(5,927)	(19,781)	(21,456)	(3,480)	(3,798)	(1,625)	(1,458)
17,653	17,788	45,705	45,675	16,621	28,856	12,616	22,243
(15,169)	(21,325)	(47,205)	(50,447)	(16,883)	(13,308)	(7,125)	(8,794)

(217)	(3,513)	(2,028)	(8,529)	3,586	19,865	6,861	14,556

(89,409)	14,832	(311,295)	31,781	(54,306)	8,938	(17,860)	15,829

227,645	212,813	836,968	805,187	145,614	136,676	64,070	48,241

$138,236	$227,645	$525,673	$836,968	$91,308	$145,614	$46,210	$64,070

17,095	15,102	42,685	37,712	25,310	25,674	11,363	13,333
(16,100)	(16,672)	(41,348)	(38,775)	(22,492)	(14,593)	(7,258)	(5,887)

995	(1,570)	1,337	(1,063)	2,818	11,081	4,105	7,446

Mid Cap Value Division (a)		Small Cap Growth Stock Division		Small Cap Value Division (a)		International Growth Division
Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

$(147)	$163	$(456)	$(802)	$(91)	$(3)	$985	$406
(566)	6,928	33,187	25,003	12,319	11,835	11,648	10,206
(12,984)	(8,305)	(134,208)	(4,623)	(51,023)	(13,868)	(65,655)	(289)

(13,697)	(1,214)	(101,477)	19,578	(38,795)	(2,036)	(53,022)	10,323

4,325	4,220	21,318	23,769	14,351	14,718	11,155	10,238
(2,634)	(1,881)	(15,175)	(16,589)	(9,639)	(9,328)	(6,966)	(6,648)
(1,010)	(1,020)	(5,100)	(6,040)	(3,634)	(3,488)	(2,549)	(2,497)
5,724	21,744	16,171	21,763	16,412	26,413	16,514	32,451
(7,586)	(9,691)	(18,594)	(30,824)	(17,185)	(21,525)	(14,301)	(14,302)

(1,181)	13,372	(1,380)	(7,921)	305	6,790	3,853	19,242

(14,878)	12,158	(102,857)	11,657	(38,490)	4,754	(49,169)	29,565

40,344	28,186	231,752	220,095	135,847	131,093	110,759	81,194

$25,466	$40,344	$128,895	$231,752	$97,357	$135,847	$61,590	$110,759

5,811	10,923	17,812	16,426	15,592	17,125	14,733	17,549
(6,359)	(4,957)	(17,304)	(18,895)	(14,339)	(13,409)	(12,804)	(9,453)

(548)	5,966	508	(2,469)	1,253	3,716	1,929	8,096

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	International Equity Division (a)		Money Market Division
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$11,542	$8,708	$3,556	$6,473
Net realized gains (losses)	56,323	15,305	33	—
Net change in unrealized appreciation/depreciation	(359,106)	72,441	—	—

Net increase (decrease) in net assets resulting from operations	(291,241)	96,454	3,589	6,473

Policy Transactions:
Policyowners’ net payments	47,261	45,168	127,153	147,825
Policy loans, surrenders and death benefits	(39,886)	(40,034)	(32,703)	(22,982)
Mortality and other (net)	(14,184)	(14,813)	(9,181)	(10,201)
Transfers from other divisions	43,550	74,534	118,140	68,359
Transfers to other divisions	(39,554)	(40,577)	(172,012)	(178,304)

Net increase (decrease) in net assets resulting from policy transactions	(2,813)	24,278	31,397	4,697

Net increase (decrease) in net assets	(294,054)	120,732	34,986	11,170

Net Assets:
Beginning of period	662,096	541,364	142,948	131,778

End of period	$368,042	$662,096	$177,934	$142,948

Units issued during the period	32,894	35,217	138,287	132,172
Units redeemed during the period	(33,011)	(27,891)	(121,020)	(129,384)

Net units issued (redeemed) during period	(117)	7,326	17,267	2,788

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(177)	$69	$1,795	$1,159
Net realized gains (losses)	15,136	9,398	275	9,489
Net change in unrealized appreciation/depreciation	(61,619)	3,421	(86,477)	7,614

Net increase (decrease) in net assets resulting from operations	(46,660)	12,888	(84,407)	18,262

Policy Transactions:
Policyowners’ net payments	11,389	11,058	17,990	19,346
Policy loans, surrenders and death benefits	(6,285)	(6,780)	(14,512)	(13,164)
Mortality and other (net)	(2,884)	(2,632)	(4,628)	(5,157)
Transfers from other divisions	17,833	26,901	31,224	21,125
Transfers to other divisions	(12,686)	(14,438)	(23,142)	(16,556)

Net increase (decrease) in net assets resulting from policy transactions	7,367	14,109	6,932	5,594

Net increase (decrease) in net assets	(39,293)	26,997	(77,475)	23,856

Net Assets:
Beginning of period	111,532	84,535	205,482	181,626

End of period	$72,239	$111,532	$128,007	$205,482

Units issued during the period	11,896	12,961	35,184	32,425
Units redeemed during the period	(8,750)	(8,528)	(32,499)	(27,340)

Net units issued (redeemed) during period	3,146	4,433	2,685	5,085

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Select Bond Division		High Yield Bond Division		Balanced Division		Asset Allocation Division
Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

$7,598	$5,334	$5,080	$4,113	$2,464	$8,586	$918	$687
(253)	41	(739)	(569)	81,432	8,584	3,162	3,251
(2,394)	3,433	(19,755)	(2,224)	(161,197)	1,193	(16,799)	(706)

4,951	8,808	(15,414)	1,320	(77,301)	18,363	(12,719)	3,232

17,523	16,532	6,771	7,604	24,927	26,885	3,388	3,383
(15,323)	(10,521)	(6,206)	(4,287)	(23,106)	(22,009)	(2,942)	(3,303)
(5,877)	(3,955)	(1,929)	(1,874)	(9,174)	(8,938)	(1,076)	(1,047)
53,414	35,758	10,024	12,041	13,352	16,498	6,249	5,652
(28,297)	(16,611)	(10,441)	(10,816)	(13,724)	(18,128)	(4,127)	(4,123)

21,440	21,203	(1,781)	2,668	(7,725)	(5,692)	1,492	562

26,391	30,011	(17,195)	3,988	(85,026)	12,671	(11,227)	3,794

164,709	134,698	72,398	68,410	339,847	327,176	40,176	36,382

$191,100	$164,709	$55,203	$72,398	$254,821	$339,847	$28,949	$40,176

26,079	20,245	7,697	8,454	12,855	12,120	6,845	5,812
(15,095)	(12,583)	(8,071)	(7,161)	(12,189)	(12,871)	(5,875)	(5,238)

10,984	7,662	(374)	1,293	666	(751)	970	574

Russell Aggressive Equity Division		Russell Non- US Division		Russell Real Estate Securities Division		Russell Core Bond Division
Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

$363	$(34)	$(551)	$3,882	$1,821	$2,978	$2,750	$3,274
153	14,527	2,569	34,686	420	26,247	(530)	(45)
(42,383)	(11,504)	(78,201)	(22,933)	(51,294)	(56,015)	(5,710)	1,219

(41,867)	2,989	(76,183)	15,635	(49,053)	(26,790)	(3,490)	4,448

8,815	9,736	13,977	14,662	13,989	14,806	6,092	6,050
(6,922)	(7,298)	(11,977)	(10,982)	(10,246)	(11,769)	(6,647)	(3,399)
(2,333)	(2,624)	(3,886)	(4,317)	(3,466)	(4,012)	(2,286)	(1,640)
9,828	10,070	24,117	24,224	22,210	31,566	31,539	16,936
(11,796)	(11,010)	(23,724)	(16,457)	(18,679)	(37,877)	(31,697)	(12,174)

(2,408)	(1,126)	(1,493)	7,130	3,808	(7,286)	(2,999)	5,773

(44,275)	1,863	(77,676)	22,765	(45,245)	(34,076)	(6,489)	10,221

98,737	96,874	180,770	158,005	131,195	165,271	71,236	61,015

$54,462	$98,737	$103,094	$180,770	$85,950	$131,195	$64,747	$71,236

11,216	10,558	18,272	19,319	10,829	10,730	14,007	9,912
(11,908)	(10,718)	(19,643)	(15,988)	(9,633)	(12,510)	(10,388)	(6,762)

(692)	(160)	(1,371)	3,331	1,196	(1,780)	3,619	3,150

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Notes to Financial Statements

Northwestern Mutual Variable Life Account

December 31, 2008

1. Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 30, 2008, the following Divisions of the Account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division

Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

2. Significant Accounting Policies

A. Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Account adopted FAS 157 effective January 1, 2008. As of December 31, 2008, all of the Account’s investments are identified as Level 1 securities for valuation purposes under FAS 157. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C. Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive dividends from Northwestern Mutual. Policyowners have the option of receiving the dividend in cash or having it reinvested in the Account. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D. Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable CompLife, Variable Executive Life and Variable Joint Life policies, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E. Premium Payments — For Variable Life and Variable CompLife policies the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

Notes to Financial Statements

Notes to Financial Statements

3. Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2008 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$42,664	$31,693
Focused Appreciation	26,811	6,833
Large Cap Core Stock	22,104	20,220
Index 500 Stock	92,295	59,685
Domestic Equity	27,907	10,938
Equity Income	12,220	4,241
Mid Cap Growth Stock	74,170	35,699
Index 400 Stock	36,001	19,513
Mid Cap Value	2,545	3,129
Small Cap Growth Stock	51,270	18,014
Small Cap Value	22,093	11,565
International Growth	24,005	8,603
International Equity	106,885	47,088
Money Market	86,722	52,030
Select Bond	47,613	18,375
High Yield Bond	10,370	7,080
Balanced	106,303	26,905
Asset Allocation	8,764	3,409
Fidelity VIP Mid Cap	30,837	7,907
Russell Multi-Style Equity	27,660	17,244
Russell Aggressive Equity	6,170	8,223
Russell Non-U.S.	13,992	14,599
Russell Real Estate Securities	17,865	12,316
Russell Core Bond	9,107	7,942

4. Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.60% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.17% thereafter for policies with the Cash Value Amendment, or 0.15% thereafter for policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are deducted from the policy annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Growth Stock Division
Year Ended 12/31/08	108,071	$1.594004 to $21.408736	$198,816	1.06%	0.10% to 0.60%	(39.19%) to (38.86%)
Year Ended 12/31/07	109,301	$2.618873 to $35.015115	$338,683	0.89%	0.10% to 0.60%	8.60% to 9.20%
Year Ended 12/31/06	112,452	$2.409175 to $32.066403	$318,840	0.75%	0.10% to 0.60%	8.97% to 9.57%
Year Ended 12/31/05	112,012	$2.208643 to $29.265983	$292,545	1.03%	0.20% to 0.75%	6.96% to 7.71%
Year Ended 12/31/04	112,546	$2.062785 to $27.170823	$275,417	0.68%	0.20% to 0.75%	5.93% to 6.67%
Focused Appreciation Division
Year Ended 12/31/08	38,427	$1.300904 to $13.397864	$59,135	0.35%	0.10% to 0.60%	(40.34%) to (40.01%)
Year Ended 12/31/07	31,243	$2.178331 to $22.333276	$81,274	0.04%	0.10% to 0.60%	26.14% to 26.84%
Year Ended 12/31/06	24,065	$1.725184 to $17.607745	$48,864	0.42%	0.10% to 0.60%	4.31% to 4.88%
Year Ended 12/31/05	16,935	$1.647885 to $16.788069	$33,152	0.20%	0.20% to 0.75%	16.19% to 17.00%
Year Ended 12/31/04	4,213	$1.418302 to $14.349081	$7,261	0.15%	0.20% to 0.75%	18.84% to 19.67%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Large Cap Core Stock Division
Year Ended 12/31/08	85,074	$1.362693 to $18.131181	$138,236	1.62%	0.10% to 0.60%	(39.08%) to (38.74%)
Year Ended 12/31/07	84,079	$2.234518 to $29.597322	$227,645	1.15%	0.10% to 0.60%	8.52% to 9.12%
Year Ended 12/31/06	85,650	$2.057029 to $27.123722	$212,813	1.06%	0.10% to 0.60%	10.89% to 11.49%
Year Ended 12/31/05	84,325	$1.853229 to $24.327323	$189,924	1.27%	0.20% to 0.75%	7.71% to 8.46%
Year Ended 12/31/04	81,773	$1.718946 to $22.430441	$172,192	0.93%	0.20% to 0.75%	7.41% to 8.16%
Index 500 Stock Division
Year Ended 12/31/08	229,493	$1.808068 to $40.340674	$525,673	2.26%	0.10% to 0.60%	(37.29%) to (36.94%)
Year Ended 12/31/07	228,156	$2.880226 to $63.972521	$836,968	1.62%	0.10% to 0.60%	4.85% to 5.43%
Year Ended 12/31/06	229,219	$2.744303 to $60.678957	$805,187	1.57%	0.10% to 0.60%	14.99% to 15.62%
Year Ended 12/31/05	227,890	$2.384129 to $52.479807	$702,148	1.72%	0.20% to 0.75%	4.00% to 4.72%
Year Ended 12/31/04	222,453	$2.290186 to $50.112283	$663,759	1.31%	0.20% to 0.75%	9.93% to 10.70%
Domestic Equity Division
Year Ended 12/31/08	88,942	$0.843525 to $8.778981	$91,308	2.91%	0.10% to 0.60%	(38.83%) to (38.49%)
Year Ended 12/31/07	86,124	$1.377664 to $14.273423	$145,614	1.44%	0.10% to 0.60%	(6.84%) to (6.33%)
Year Ended 12/31/06	75,043	$1.477394 to $15.237722	$136,676	0.00%	0.10% to 0.60%	15.93% to 16.56%
Year Ended 12/31/05	60,708	$1.267542 to $13.072390	$95,767	1.87%	0.20% to 0.75%	7.30% to 8.04%
Year Ended 12/31/04	44,092	$1.181356 to $12.099054	$65,770	1.59%	0.20% to 0.75%	16.04% to 16.85%
Equity Income Division
Year Ended 12/31/08	34,561	$1.137525 to $11.715261	$46,210	0.03%	0.10% to 0.60%	(36.16%) to (35.81%)
Year Ended 12/31/07	30,456	$1.780093 to $18.250431	$64,070	2.10%	0.10% to 0.60%	2.69% to 3.26%
Year Ended 12/31/06	23,010	$1.731741 to $17.674755	$48,241	1.82%	0.10% to 0.60%	18.50% to 19.15%
Year Ended 12/31/05	17,221	$1.456050 to $14.833915	$31,366	1.74%	0.20% to 0.75%	3.46% to 4.19%
Year Ended 12/31/04	10,285	$1.407305 to $14.237970	$18,761	1.99%	0.20% to 0.75%	14.36% to 15.16%
Mid Cap Growth Stock Division
Year Ended 12/31/08	137,949	$1.619377 to $43.872392	$269,129	0.30%	0.10% to 0.60%	(40.41%) to (40.08%)
Year Ended 12/31/07	141,002	$2.714862 to $73.219863	$464,301	0.76%	0.10% to 0.60%	20.04% to 20.70%
Year Ended 12/31/06	147,324	$2.259482 to $60.663705	$404,081	0.12%	0.10% to 0.60%	3.83% to 4.40%
Year Ended 12/31/05	151,330	$2.173946 to $58.106257	$402,632	0.05%	0.20% to 0.75%	5.40% to 6.14%
Year Ended 12/31/04	152,471	$2.060530 to $54.747494	$385,914	0.00%	0.20% to 0.75%	13.42% to 14.22%
Index 400 Stock Division
Year Ended 12/31/08	87,209	$1.348229 to $14.989442	$134,400	1.54%	0.10% to 0.60%	(36.63%) to (36.28%)
Year Ended 12/31/07	88,681	$2.125280 to $23.522236	$218,656	1.23%	0.10% to 0.60%	7.34% to 7.93%
Year Ended 12/31/06	89,766	$1.978080 to $21.794434	$206,352	1.06%	0.10% to 0.60%	9.44% to 10.04%
Year Ended 12/31/05	87,671	$1.793842 to $19.805364	$184,510	0.76%	0.20% to 0.75%	11.59% to 12.37%
Year Ended 12/31/04	82,636	$1.607481 to $17.624859	$155,780	0.66%	0.20% to 0.75%	15.45% to 16.26%
Mid Cap Value Division
Year Ended 12/31/08	18,377	$1.200893 to $12.367958	$25,466	0.00%	0.10% to 0.60%	(35.43%) to (35.07%)
Year Ended 12/31/07	18,925	$1.857847 to $19.047672	$40,344	0.83%	0.10% to 0.60%	(0.71%) to (0.16%)
Year Ended 12/31/06	12,958	$1.869298 to $19.078717	$28,186	1.30%	0.10% to 0.60%	13.87% to 14.49%
Year Ended 12/31/05	9,445	$1.635691 to $16.663892	$18,620	0.67%	0.20% to 0.75%	4.73% to 5.46%
Year Ended 12/31/04	5,285	$1.561859 to $15.801473	$10,335	1.20%	0.20% to 0.75%	17.84% to 18.67%
Small Cap Growth Stock Division
Year Ended 12/31/08	82,700	$1.410759 to $17.974245	$128,895	0.17%	0.10% to 0.60%	(44.18%) to (43.87%)
Year Ended 12/31/07	82,192	$2.524707 to $32.021844	$231,752	0.08%	0.10% to 0.60%	8.94% to 9.54%
Year Ended 12/31/06	84,660	$2.315230 to $29.232653	$220,095	0.00%	0.10% to 0.60%	6.10% to 6.68%
Year Ended 12/31/05	84,275	$2.165726 to $27.401692	$207,501	0.00%	0.20% to 0.75%	10.41% to 11.18%
Year Ended 12/31/04	79,456	$1.961525 to $24.646196	$178,276	0.00%	0.20% to 0.75%	17.97% to 18.80%
Small Cap Value Division
Year Ended 12/31/08	59,740	$1.384260 to $14.406429	$97,357	0.34%	0.10% to 0.60%	(28.53%) to (28.13%)
Year Ended 12/31/07	58,487	$1.934849 to $20.045927	$135,847	0.41%	0.10% to 0.60%	(1.37%) to (0.83%)
Year Ended 12/31/06	54,770	$1.959847 to $20.213417	$131,093	0.23%	0.10% to 0.60%	15.92% to 16.55%
Year Ended 12/31/05	48,270	$1.681621 to $17.342719	$99,801	0.31%	0.20% to 0.75%	6.47% to 7.21%
Year Ended 12/31/04	41,207	$1.579431 to $16.175980	$81,654	0.21%	0.20% to 0.75%	23.70% to 24.57%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
International Growth Division
Year Ended 12/31/08	46,945	$1.120404 to $11.660588	$61,590	1.52%	0.10% to 0.60%	(46.48%) to (46.19%)
Year Ended 12/31/07	45,016	$2.091399 to $21.668250	$110,759	0.81%	0.10% to 0.60%	12.00% to 12.62%
Year Ended 12/31/06	36,920	$1.865431 to $19.240066	$81,194	0.20%	0.10% to 0.60%	20.81% to 21.48%
Year Ended 12/31/05	27,233	$1.535755 to $15.838526	$49,444	1.23%	0.20% to 0.75%	17.18% to 18.00%
Year Ended 12/31/04	16,457	$1.310570 to $13.422496	$26,738	0.77%	0.20% to 0.75%	20.74% to 21.59%
International Equity Division
Year Ended 12/31/08	163,327	$1.914107 to $2.857743	$368,042	2.67%	0.10% to 0.60%	(44.09%) to (43.78%)
Year Ended 12/31/07	163,444	$3.420279 to $5.083451	$662,096	1.83%	0.10% to 0.60%	17.42% to 18.06%
Year Ended 12/31/06	156,118	$2.910111 to $4.305729	$541,364	1.70%	0.10% to 0.60%	30.18% to 30.90%
Year Ended 12/31/05	148,008	$2.233185 to $3.289423	$398,833	1.73%	0.20% to 0.75%	10.75% to 11.52%
Year Ended 12/31/04	136,445	$2.014473 to $2.949634	$335,788	1.69%	0.20% to 0.75%	18.50% to 19.33%
Money Market Division
Year Ended 12/31/08	94,558	$1.557129 to $40.947848	$177,934	2.65%	0.10% to 0.60%	2.20% to 2.76%
Year Ended 12/31/07	77,291	$1.522145 to $39.847990	$142,948	5.13%	0.10% to 0.60%	4.70% to 5.28%
Year Ended 12/31/06	74,505	$1.452309 to $37.848488	$131,778	4.74%	0.10% to 0.60%	4.29% to 4.86%
Year Ended 12/31/05	70,482	$1.391250 to $36.095241	$119,666	2.95%	0.20% to 0.75%	2.27% to 2.98%
Year Ended 12/31/04	71,217	$1.359011 to $35.049174	$118,680	1.43%	0.20% to 0.75%	0.73% to 1.43%
Select Bond Division
Year Ended 12/31/08	72,690	$2.026282 to $156.116892	$191,100	4.60%	0.10% to 0.60%	2.69% to 3.26%
Year Ended 12/31/07	61,706	$1.971244 to $151.194364	$164,709	3.96%	0.10% to 0.60%	5.81% to 6.39%
Year Ended 12/31/06	54,043	$1.861181 to $142.110273	$134,698	3.64%	0.10% to 0.60%	3.18% to 3.74%
Year Ended 12/31/05	47,940	$1.802101 to $136.984725	$118,086	3.47%	0.20% to 0.75%	1.51% to 2.22%
Year Ended 12/31/04	39,809	$1.773542 to $134.012483	$100,407	4.16%	0.20% to 0.75%	4.02% to 4.75%
High Yield Bond Division
Year Ended 12/31/08	29,285	$1.613065 to $20.699102	$ 55,203	8.18%	0.10% to 0.60%	(21.78%) to (21.35%)
Year Ended 12/31/07	29,659	$2.060165 to $26.317469	$ 72,398	6.14%	0.10% to 0.60%	1.82% to 2.38%
Year Ended 12/31/06	28,367	$2.021433 to $25.706496	$ 68,410	6.61%	0.10% to 0.60%	9.18% to 9.77%
Year Ended 12/31/05	27,480	$1.849698 to $23.417544	$ 61,087	6.61%	0.20% to 0.75%	0.69% to 1.39%
Year Ended 12/31/04	26,333	$1.835249 to $23.096633	$ 58,483	6.94%	0.20% to 0.75%	11.98% to 12.76%
Balanced Division
Year Ended 12/31/08	67,009	$1.898456 to $100.918470	$254,821	1.30%	0.10% to 0.60%	(23.15%) to (22.72%)
Year Ended 12/31/07	66,343	$2.467848 to $130.596514	$339,847	3.04%	0.10% to 0.60%	5.57% to 6.15%
Year Ended 12/31/06	67,095	$2.335417 to $123.031604	$327,176	2.81%	0.10% to 0.60%	9.82% to 10.42%
Year Ended 12/31/05	67,338	$2.124518 to $111.421574	$304,390	2.61%	0.20% to 0.75%	2.88% to 3.59%
Year Ended 12/31/04	63,489	$2.063062 to $107.555819	$291,027	2.50%	0.20% to 0.75%	7.14% to 7.89%
Asset Allocation Division
Year Ended 12/31/08	23,518	$1.007179 to $10.482012	$ 28,949	2.95%	0.10% to 0.60%	(30.51%) to (30.13%)
Year Ended 12/31/07	22,548	$1.447923 to $15.001132	$ 40,176	2.21%	0.10% to 0.60%	8.80% to 9.40%
Year Ended 12/31/06	21,975	$1.329516 to $13.712349	$ 36,382	1.83%	0.10% to 0.60%	9.32% to 9.91%
Year Ended 12/31/05	20,083	$1.209657 to $12.475450	$ 31,500	1.41%	0.20% to 0.75%	6.25% to 6.99%
Year Ended 12/31/04	16,962	$1.138467 to $11.659896	$ 25,578	0.00%	0.20% to 0.75%	9.25% to 10.02%
Fidelity VIP Mid Cap Division
Year Ended 12/31/08	38,253	$1.573285 to $16.202990	$ 72,239	0.24%	0.10% to 0.60%	(39.94%) to (39.61%)
Year Ended 12/31/07	35,107	$2.616815 to $26.828755	$111,532	0.49%	0.10% to 0.60%	14.71% to 15.34%
Year Ended 12/31/06	30,673	$2.279082 to $23.260937	$ 84,535	0.15%	0.10% to 0.60%	11.79% to 12.40%
Year Ended 12/31/05	22,174	$2.031293 to $20.694231	$ 54,896	0.00%	0.20% to 0.75%	17.20% to 18.02%
Year Ended 12/31/04	10,744	$1.733216 to $17.535222	$ 23,473	0.00%	0.20% to 0.75%	23.79% to 24.66%
Russell Multi-Style Equity Division
Year Ended 12/31/08	158,057	$0.643528 to $6.983334	$128,007	1.44%	0.10% to 0.60%	(40.89%) to (40.56%)
Year Ended 12/31/07	155,372	$1.087639 to $11.749485	$205,482	0.97%	0.10% to 0.60%	9.76% to 10.36%
Year Ended 12/31/06	150,286	$0.989999 to $10.646608	$181,626	0.94%	0.10% to 0.60%	12.13% to 12.75%
Year Ended 12/31/05	139,639	$0.876252 to $9.442962	$150,906	1.05%	0.20% to 0.75%	6.53% to 7.27%
Year Ended 12/31/04	126,766	$0.822570 to $8.802993	$129,070	0.73%	0.20% to 0.75%	9.04% to 9.81%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)
Russell Aggressive Equity Division
Year Ended 12/31/08	49,040	$0.941939 to $10.483725	$ 54,462	0.87%	0.10% to 0.60%	(43.23%) to (42.92%)
Year Ended 12/31/07	49,732	$1.657613 to $18.365962	$ 98,737	0.37%	0.10% to 0.60%	2.85% to 3.42%
Year Ended 12/31/06	49,892	$1.610065 to $17.758799	$ 96,874	0.19%	0.10% to 0.60%	14.16% to 14.79%
Year Ended 12/31/05	46,877	$1.399687 to $15.470599	$ 80,521	0.18%	0.20% to 0.75%	5.62% to 6.36%
Year Ended 12/31/04	43,922	$1.325166 to $14.545498	$ 71,319	0.17%	0.20% to 0.75%	13.93% to 14.73%
Russell Non-US Division
Year Ended 12/31/08	82,308	$0.979547 to $10.384851	$103,094	0.00%	0.10% to 0.60%	(42.73%) to (42.41%)
Year Ended 12/31/07	83,679	$1.708615 to $18.032632	$180,770	2.59%	0.10% to 0.60%	9.52% to 10.12%
Year Ended 12/31/06	80,347	$1.558635 to $16.375774	$158,005	2.54%	0.10% to 0.60%	22.97% to 23.64%
Year Ended 12/31/05	71,637	$1.258058 to $13.244730	$114,343	1.59%	0.20% to 0.75%	12.90% to 13.69%
Year Ended 12/31/04	62,415	$1.114327 to $11.650240	$ 88,545	2.08%	0.20% to 0.75%	17.48% to 18.30%
Russell Real Estate Securities Division
Year Ended 12/31/08	37,643	$1.925035 to $19.982226	$ 85,950	1.92%	0.10% to 0.60%	(37.03%) to (36.68%)
Year Ended 12/31/07	36,447	$3.054156 to $31.559603	$131,195	2.29%	0.10% to 0.60%	(16.32%) to (15.86%)
Year Ended 12/31/06	38,227	$3.646143 to $37.506853	$165,271	1.96%	0.10% to 0.60%	35.10% to 35.84%
Year Ended 12/31/05	35,074	$2.678661 to $27.611672	$112,364	2.13%	0.20% to 0.75%	12.17% to 12.96%
Year Ended 12/31/04	29,812	$2.387952 to $24.444468	$ 86,525	2.31%	0.20% to 0.75%	33.94% to 34.87%
Russell Core Bond Division
Year Ended 12/31/08	31,488	$1.490991 to $15.497865	$ 64,747	4.06%	0.10% to 0.60%	(4.09%) to (3.57%)
Year Ended 12/31/07	27,869	$1.553099 to $16.070912	$ 71,236	5.27%	0.10% to 0.60%	6.66% to 7.24%
Year Ended 12/31/06	24,720	$1.454770 to $14.985609	$ 61,015	4.53%	0.10% to 0.60%	3.15% to 3.72%
Year Ended 12/31/05	21,286	$1.399759 to $14.448349	$ 53,033	3.62%	0.20% to 0.75%	1.31% to 2.01%
Year Ended 12/31/04	16,238	$1.381724 to $14.163304	$ 40,747	2.43%	0.20% to 0.75%	3.94% to 4.66%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policy Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Index 500 Stock Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Small Cap Value Division, International Growth Division, International Equity Division, Money Market Division, Select Bond Division, High Yield Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2008 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 17, 2009

Report of Independent Registered Public Accounting Firm

Annual Report December 31, 2008

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2008

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division (a)	Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division (a)	Equity Income Division (a)	Mid Cap Growth Stock Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$394	$1,380	$294	$1,080	$581	$541	$619
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Assets	394	1,380	294	1,080	581	541	619

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	2	—	2	—	—	—

Total Liabilities	—	2	—	2	—	—	—

Total Net Assets	$394	$1,378	$294	$1,078	$581	$541	$619

Net Assets:
Custom Variable Universal Life Policies Issued
On or After January 31, 2007 (3)
Policyowners’ Equity	$272	$1,032	$216	$501	$570	$283	$197
Executive Variable Universal Life Policies Issued
On or After January 31, 2007 (4)
Policyowners’ Equity	75	310	47	574	2	248	389
Survivorship Variable Universal Life Policies Issued
On or After January 31, 2007 (5)
Policyowners’ Equity	47	36	31	3	9	10	33

Total Net Assets	$394	$1,378	$294	$1,078	$581	$541	$619

(1) Investments, at cost	$569	$2,085	$392	$1,441	$854	$758	$993
(2) Shares Outstanding	279	1,153	336	555	922	624	323
(3) Accumulation Unit Value	$21.408736	$13.397864	$18.131181	$40.340674	$8.778981	$11.715261	$43.872392
Units Outstanding	13	77	12	12	65	24	4
(4) Accumulation Unit Value	$21.408736	$13.397864	$18.131181	$40.340674	$8.778981	$11.715261	$43.872392
Units Outstanding	3	23	3	14	—	21	9
(5) Accumulation Unit Value	$21.408736	$13.397864	$18.131181	$40.340674	$8.778981	$11.715261	$43.872392
Units Outstanding	2	3	2	—	1	1	1

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Assets and Liabilities

1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2008

(in thousands, except accumulation unit values)

	Index 400 Stock Division	Mid Cap Value Division (a)	Small Cap Growth Stock Division	Small Cap Value Division (a)	International Growth Division	International Equity Division (a)	Money Market Division
Assets:
Investments, at Value (1)(2)
Northwestern Mutual Series Fund, Inc.	$652	$236	$316	$773	$429	$1,917	$1,617
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	1	1	—	1	—	1	—

Total Assets	653	237	316	774	429	1,918	1,617

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—	—

Total Net Assets	$653	$237	$316	$774	$429	$1,918	$1,617

Net Assets:
Custom Variable Universal Life Policies Issued
On or After January 31, 2007 (3)
Policyowners’ Equity	$227	$130	$241	$287	$414	$1,261	$1,104
Executive Variable Universal Life Policies Issued
On or After January 31, 2007 (4)
Policyowners’ Equity	425	104	60	483	2	592	422
Survivorship Variable Universal Life Policies Issued
On or After January 31, 2007 (5)
Policyowners’ Equity	1	3	15	4	13	65	91

Total Net Assets	$653	$237	$316	$774	$429	$1,918	$1,617

(1) Investments, at cost	$1,015	$282	$484	$1,068	$642	$2,984	$1,616
(2) Shares Outstanding	722	289	290	680	501	1,450	1,616
(3) Accumulation Unit Value	$14.989442	$12.367958	$17.974245	$14.406429	$11.660588	$2.857743	$40.947848
Units Outstanding	15	11	13	20	36	441	27
(4) Accumulation Unit Value	$14.989442	$12.367958	$17.974245	$14.406429	$11.660588	$2.857743	$40.947848
Units Outstanding	28	8	3	34	—	207	10
(5) Accumulation Unit Value	$14.989442	$12.367958	$17.974245	$14.406429	$11.660588	$2.857743	$40.947848
Units Outstanding	—	—	1	—	1	23	2

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

2

Statements of Assets and Liabilities

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$1,150	$401	$167	$112	$—	$—	$—	$—	$—	$—
—	—	—	—	478	—	—	—	—	—
—	—	—	—	—	424	206	423	399	325

—	—	—	—	—	—	1	1	1	—

1,150	401	167	112	478	424	207	424	400	325

—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

$1,150	$401	$167	$112	$478	$424	$207	$424	$400	$325

$932	$164	$91	$109	$464	$373	$174	$331	$354	$247

138	227	76	3	8	51	31	86	24	74

80	10	—	—	6	—	2	7	22	4

$1,150	$401	$167	$112	$478	$424	$207	$424	$400	$325

$1,155	$505	$236	$148	$681	$628	$287	$590	$582	$343
952	785	151	144	26	47	28	56	42	35
$156.116892	$20.699102	$100.918470	$10.482012	$16.202990	$6.983334	$10.483725	$10.384851	$19.982226	$15.497865
6	8	1	10	29	53	17	32	18	16
$156.116892	$20.699102	$100.918470	$10.482012	$16.202990	$6.983334	$10.483725	$10.384851	$19.982226	$15.497865
1	11	1	—	—	7	3	8	1	5
$156.116892	$20.699102	$100.918470	$10.482012	$16.202990	$6.983334	$10.483725	$10.384851	$19.982226	$15.497865
1	—	—	—	—	—	—	1	1	—

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Assets and Liabilities

3

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2008

(in thousands)

	Growth Stock Division	Focused Appreciation Division (a)	Large Cap Core Stock Division	Index 500 Stock Division
Income:
Dividend income	$4	$5	$4	$23

Net investment income (loss)	4	5	4	23

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	(71)	(9)	(97)
Realized gain distributions	24	40	—	32

Realized gains (losses)	14	(31)	(9)	(65)

Change in unrealized appreciation/depreciation of investments during the period	(175)	(722)	(99)	(351)

Net increase (decrease) in net assets resulting from operations	$(157)	$(748)	$(104)	$(393)

	International Equity Division (a)	Money Market Division	Select Bond Division	High Yield Bond Division
Income:
Dividend income	$58	$54	$36	$32

Net investment income (loss)	58	54	36	32

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(191)	—	(1)	(18)
Realized gain distributions	215	—	—	—

Realized gains (losses)	24	—	(1)	(18)

Change in unrealized appreciation/depreciation of investments during the period	(1,068)	—	(9)	(104)

Net increase (decrease) in net assets resulting from operations	$(986)	$54	$26	$(90)

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

4

Statements of Operations

Domestic Equity Division (a)	Equity Income Division (a)	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division (a)	Small Cap Growth Stock Division	Small Cap Value Division (a)	International Growth Division

$15	$—	$2	$13	$—	$—	$3	$6

15	—	2	13	—	—	3	6

(27)	(41)	(25)	(34)	(72)	(23)	(34)	(67)
43	17	99	87	4	54	72	50

16	(24)	74	53	(68)	31	38	(17)

(249)	(191)	(376)	(359)	12	(167)	(286)	(210)

$(218)	$(215)	$(300)	$(293)	$(56)	$(136)	$(245)	$(221)

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$2	$2	$1	$5	$2	$—	$7	$8

2	2	1	5	2	—	7	8

(11)	(1)	(11)	(7)	(30)	(54)	(76)	(2)
45	6	31	2	—	2	—	5

34	5	20	(5)	(30)	(52)	(76)	3

(70)	(36)	(206)	(203)	(74)	(147)	(89)	(18)

$(34)	$(29)	$(185)	$(203)	$(102)	$(199)	$(158)	$(7)

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Operations

5

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Growth Stock Division		Focused Appreciation Division (a)
	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

Operations:
Net investment income (loss)	$4	$—	$5	$—
Net realized gains (losses)	14	2	(31)	1
Net change in unrealized appreciation/depreciation	(175)	—	(722)	17

Net increase (decrease) in net assets resulting from operations	(157)	2	(748)	18

Policy Transactions:
Policyowners’ net payments	246	57	548	55
Policy loans, surrenders and death benefits	(2)	(1)	—	(5)
Mortality and other (net)	(54)	(14)	(122)	(8)
Transfers from other divisions	685	203	4,185	224
Transfers to other divisions	(484)	(87)	(2,714)	(55)

Net increase (decrease) in net assets resulting from policy transactions	391	158	1,897	211

Net increase (decrease) in net assets	234	160	1,149	229

Net Assets:
Beginning of period	160	—	229	—

End of period	$394	$160	$1,378	$229

Units issued during the period	35	8	260	14
Units redeemed during the period	(22)	(3)	(168)	(3)

Net units issued (redeemed) during period	13	5	92	11

	Mid Cap Growth Stock Division (b)		Index 400 Stock Division
	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

Operations:
Net investment income (loss)	$2	$1	$13	$1
Net realized gains (losses)	74	9	53	4
Net change in unrealized appreciation/depreciation	(376)	2	(359)	(3)

Net increase (decrease) in net assets resulting from operations	(300)	12	(293)	2

Policy Transactions:
Policyowners’ net payments	310	61	238	49
Policy loans, surrenders and death benefits	(1)	(1)	—	(28)
Mortality and other (net)	(55)	(14)	(52)	(9)
Transfers from other divisions	2,917	321	3,278	277
Transfers to other divisions	(2,417)	(214)	(2,698)	(111)

Net increase (decrease) in net assets resulting from policy transactions	754	153	766	178

Net increase (decrease) in net assets	454	165	473	180

Net Assets:
Beginning of period	165	—	180	—

End of period	$619	$165	$653	$180

Units issued during the period	57	6	189	14
Units redeemed during the period	(46)	(3)	(154)	(6)

Net units issued (redeemed) during period	11	3	35	8

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division was renamed effective April 30, 2007. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

6

Statements of Changes in Net Assets

Large Cap Core Stock Division		Index 500 Stock Division		Domestic Equity Division (a)		Equity Income Division (a)
Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

$4	$—	$23	$1	$15	$1	$—	$4
(9)	1	(65)	2	16	4	(24)	20
(99)	1	(351)	(10)	(249)	(24)	(191)	(26)

(104)	2	(393)	(7)	(218)	(19)	(215)	(2)

145	33	503	98	261	57	251	37
(3)	(2)	—	(20)	(11)	(1)	(2)	(1)
(33)	(9)	(89)	(13)	(66)	(13)	(46)	(13)
420	123	5,095	779	805	278	3,255	234
(240)	(38)	(4,472)	(403)	(464)	(28)	(2,927)	(30)

289	107	1,037	441	525	293	531	227

185	109	644	434	307	274	316	225

109	—	434	—	274	—	225	—

$294	$109	$1,078	$434	$581	$274	$541	$225

28	5	114	14	100	22	233	16
(14)	(2)	(95)	(7)	(53)	(3)	(200)	(3)

14	3	19	7	47	19	33	13

Mid Cap Value Division (a)		Small Cap Growth Stock Division		Small Cap Value Division (a)		International Growth Division
Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

$—	$2	$—	$—	$3	$—	$6	$1
(68)	34	31	3	38	2	(17)	5
12	(58)	(167)	(2)	(286)	(10)	(210)	(2)

(56)	(22)	(136)	1	(245)	(8)	(221)	4

76	37	203	51	246	82	147	35
(1)	(1)	(2)	(1)	(4)	(1)	(6)	(1)
(17)	(6)	(40)	(8)	(57)	(10)	(66)	(7)
822	382	661	192	3,618	246	695	141
(848)	(129)	(509)	(96)	(2,954)	(139)	(285)	(7)

32	283	313	138	849	178	485	161

(24)	261	177	139	604	170	264	165

261	—	139	—	170	—	165	—

$237	$261	$316	$139	$774	$170	$429	$165

62	20	38	7	227	16	55	8
(56)	(7)	(25)	(3)	(181)	(8)	(25)	(1)

6	13	13	4	46	8	30	7

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

7

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	International Equity Division (a)		Money Market Division
	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

Operations:
Net investment income (loss)	$58	$3	$54	$18
Net realized gains (losses)	24	8	—	—
Net change in unrealized appreciation/depreciation	(1,068)	1	—	—

Net increase (decrease) in net assets resulting from operations	(986)	12	54	18

Policy Transactions:
Policyowners’ net payments	990	136	10,226	4,589
Policy loans, surrenders and death benefits	—	(16)	(1)	(1)
Mortality and other (net)	(248)	(36)	(254)	(69)
Transfers from other divisions	5,634	735	2,577	210
Transfers to other divisions	(4,207)	(96)	(11,691)	(4,041)

Net increase (decrease) in net assets resulting from policy transactions	2,169	723	857	688

Net increase (decrease) in net assets	1,183	735	911	706

Net Assets:
Beginning of period	735	—	706	—

End of period	$1,918	$735	$1,617	$706

Units issued during the period	1,835	176	362	139
Units redeemed during the period	(1,308)	(32)	(341)	(121)

Net units issued (redeemed) during period	527	144	21	18

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

Operations:
Net investment income (loss)	$1	$—	$5	$1
Net realized gains (losses)	20	—	(5)	7
Net change in unrealized appreciation/depreciation	(206)	3	(203)	(1)

Net increase (decrease) in net assets resulting from operations	(185)	3	(203)	7

Policy Transactions:
Policyowners’ net payments	280	58	168	58
Policy loans, surrenders and death benefits	(5)	(1)	(5)	(1)
Mortality and other (net)	(56)	(8)	(56)	(14)
Transfers from other divisions	584	147	933	272
Transfers to other divisions	(333)	(6)	(609)	(126)

Net increase (decrease) in net assets resulting from policy transactions	470	190	431	189

Net increase (decrease) in net assets	285	193	228	196

Net Assets:
Beginning of period	193	—	196	—

End of period	$478	$193	$424	$196

Units issued during the period	42	8	121	29
Units redeemed during the period	(20)	(1)	(78)	(12)

Net units issued (redeemed) during period	22	7	43	17

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements

8

Statements of Changes in Net Assets

Select Bond Division		High Yield Bond Division		Balanced Division		Asset Allocation Division
Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

$36	$3	$32	$—	$2	$—	$2	$—
(1)	(1)	(18)	—	34	—	5	—
(9)	4	(104)	—	(70)	—	(36)	—

26	6	(90)	—	(34)	—	(29)	—

481	74	117	12	60	7	79	3
(5)	(1)	(3)	(1)	—	(3)	—	(1)
(111)	(16)	(24)	(2)	(20)	(2)	(10)	(1)
1,318	240	1,782	47	417	48	124	9
(813)	(49)	(1,431)	(6)	(287)	(19)	(62)	—

870	248	441	50	170	31	131	10

896	254	351	50	136	31	102	10

254	—	50	—	31	—	10	—

$1,150	$254	$401	$50	$167	$31	$112	$10

13	3	82	2	4	1	15	1
(7)	(1)	(65)	—	(3)	—	(6)	—

6	2	17	2	1	1	9	1

Russell Aggressive Equity Division		Russell Non- US Division		Russell Real Estate Securities Division		Russell Core Bond Division
Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007	Year Ended December 31, 2008	Period from January 31, 2007 to December 31, 2007

$2	$—	$—	$4	$7	$7	$8	$2
(30)	6	(52)	18	(76)	36	3	—
(74)	(7)	(147)	(20)	(89)	(95)	(18)	—

(102)	(1)	(199)	2	(158)	(52)	(7)	2

94	33	245	85	212	71	101	23
—	(1)	(1)	(1)	(5)	(1)	(1)	(1)
(22)	(5)	(49)	(11)	(58)	(17)	(28)	(4)
486	153	1,276	357	601	383	918	139
(336)	(92)	(1,053)	(227)	(538)	(38)	(714)	(103)

222	88	418	203	212	398	276	54

120	87	219	205	54	346	269	56

87	—	205	—	346	—	56	—

$207	$87	$424	$205	$400	$346	$325	$56

43	9	113	24	31	13	67	10
(27)	(5)	(83)	(13)	(22)	(2)	(49)	(7)

16	4	30	11	9	11	18	3

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

9

Notes to Financial Statements

Northwestern Mutual Variable Life Account II

December 31, 2008

1. Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies. The Account began operations on January 31, 2007.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 30, 2008, the following Divisions of the Account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
Franklin Templeton International Equity Division	International Equity Division

Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

2. Significant Accounting Policies

A. Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Account adopted FAS 157 effective January 1, 2008. As of December 31, 2008, all of the Account’s investments are identified as Level 1 securities for valuation purposes under FAS 157. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C. Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive dividends from Northwestern Mutual. Policyowners have the option of receiving the dividend in cash or having it reinvested in the Account. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D. Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3. Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2008 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$504	$79
Focused Appreciation	2,073	134
Large Cap Core Stock	341	48
Index 500 Stock	1,216	141
Domestic Equity	684	101
Equity Income	604	56
Mid Cap Growth Stock	928	69
Index 400 Stock	920	81
Mid Cap Value	85	47
Small Cap Growth Stock	425	51
Small Cap Value	1,001	71
International Growth	628	78
International Equity	2,753	327
Money Market	11,425	10,493
Select Bond	1,047	141
High Yield Bond	514	37
Balanced	238	24
Asset Allocation	149	10
Fidelity VIP Mid Cap	584	72
Russell Multi-Style Equity	520	71

10

Notes to Financial Statements

Notes to Financial Statements

Division	Purchases	Sales
Russell Aggressive Equity	$261	$30
Russell Non-U.S.	488	63
Russell Real Estate Securities	296	78
Russell Core Bond	321	30

4. Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined monthly and paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined at an annual rate of 0.35% of the amount invested in the Account for the Policy for the first ten Policy years, 0.20% for the next ten Policy years and 0.05% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined at an annual rate of 0.20% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.10% thereafter. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined at an annual rate of 0.05% of the amount invested in the Account for the Policy. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are determined monthly and are paid to Northwestern Mutual to cover the cost of providing insurance protection for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy is issued.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses and taxes.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Growth Stock Division
Year Ended 12/31/08	18	$21.408736	$394	1.25%	0.05% to 0.35%	(38.86%)
Period Ended 12/31/07	5	$35.015115	$160	0.56%	0.05% to 0.35%	6.96%
Focused Appreciation Division
Year Ended 12/31/08	103	$13.397864	$1,378	0.44%	0.05% to 0.35%	(40.01%)
Period Ended 12/31/07	11	$22.333276	$229	0.03%	0.05% to 0.35%	24.83%
Large Cap Core Stock Division
Year Ended 12/31/08	17	$18.131181	$294	1.79%	0.05% to 0.35%	(38.74%)
Period Ended 12/31/07	3	$29.597322	$109	0.68%	0.05% to 0.35%	7.29%
Index 500 Stock Division
Year Ended 12/31/08	26	$40.340674	$1,078	2.36%	0.05% to 0.35%	(36.94%)
Period Ended 12/31/07	7	$63.972521	$434	0.79%	0.05% to 0.35%	3.90%
Domestic Equity Division
Year Ended 12/31/08	66	$ 8.778981	$581	3.27%	0.05% to 0.35%	(38.49%)
Period Ended 12/31/07	19	$14.273423	$274	1.30%	0.05% to 0.35%	(7.25%)
Equity Income Division
Year Ended 12/31/08	46	$11.715261	$541	0.03%	0.05% to 0.35%	(35.81%)
Period Ended 12/31/07	13	$18.250431	$225	3.74%	0.05% to 0.35%	1.79%
Mid Cap Growth Stock Division
Year Ended 12/31/08	14	$43.872392	$619	0.36%	0.05% to 0.35%	(40.08%)
Period Ended 12/31/07	3	$73.219863	$165	0.70%	0.05% to 0.35%	16.04%
Index 400 Stock Division
Year Ended 12/31/08	43	$14.989442	$653	1.84%	0.05% to 0.35%	(36.28%)
Period Ended 12/31/07	8	$23.522236	$180	1.15%	0.05% to 0.35%	4.18%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

11

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Mid Cap Value Division
Year Ended 12/31/08	19	$12.367958	$237	0.00%	0.05% to 0.35%	(35.07%)
Period Ended 12/31/07	13	$19.047672	$261	2.24%	0.05% to 0.35%	(2.40%)
Small Cap Growth Stock Division
Year Ended 12/31/08	17	$ 17.974245	$316	0.20%	0.05% to 0.35%	(43.87%)
Period Ended 12/31/07	4	$ 32.021844	$139	0.05%	0.05% to 0.35%	7.25%
Small Cap Value Division
Year Ended 12/31/08	54	$ 14.406429	$774	0.41%	0.05% to 0.35%	(28.13%)
Period Ended 12/31/07	8	$ 20.045927	$170	0.44%	0.05% to 0.35%	(3.25%)
International Growth Division
Year Ended 12/31/08	37	$ 11.660588	$429	1.92%	0.05% to 0.35%	(46.19%)
Period Ended 12/31/07	7	$ 21.668250	$165	0.80%	0.05% to 0.35%	11.73%
International Equity Division
Year Ended 12/31/08	671	$ 2.857743	$1,918	3.21%	0.05% to 0.35%	(43.78%)
Period Ended 12/31/07	144	$ 5.083451	$735	1.28%	0.05% to 0.35%	16.27%
Money Market Division
Year Ended 12/31/08	39	$ 40.947848	$1,617	2.64%	0.05% to 0.35%	2.76%
Period Ended 12/31/07	18	$ 39.847990	$706	4.37%	0.05% to 0.35%	4.83%
Select Bond Division
Year Ended 12/31/08	8	$156.116892	$1,150	4.95%	0.05% to 0.35%	3.26%
Period Ended 12/31/07	2	$151.194364	$254	2.93%	0.05% to 0.35%	6.30%
High Yield Bond Division
Year Ended 12/31/08	19	$ 20.699102	$401	9.45%	0.05% to 0.35%	(21.35%)
Period Ended 12/31/07	2	$ 26.317469	$50	3.22%	0.05% to 0.35%	1.55%
Balanced Division
Year Ended 12/31/08	2	$100.918470	$167	1.48%	0.05% to 0.35%	(22.72%)
Period Ended 12/31/07	1	$130.596514	$31	3.37%	0.05% to 0.35%	5.24%
Asset Allocation Division
Year Ended 12/31/08	10	$ 10.482012	$112	2.90%	0.05% to 0.35%	(30.13%)
Period Ended 12/31/07	1	$ 15.001132	$10	1.00%	0.05% to 0.35%	8.25%
Fidelity VIP Mid Cap Division
Year Ended 12/31/08	29	$ 16.202990	$478	0.26%	0.05% to 0.35%	(39.61%)
Period Ended 12/31/07	7	$ 26.828755	$193	0.61%	0.05% to 0.35%	13.55%
Russell Multi-Style Equity Division
Year Ended 12/31/08	60	$ 6.983334	$424	1.27%	0.05% to 0.35%	(40.56%)
Period Ended 12/31/07	17	$ 11.749485	$196	0.66%	0.05% to 0.35%	8.54%
Russell Aggressive Equity Division
Year Ended 12/31/08	20	$ 10.483725	$207	1.09%	0.05% to 0.35%	(42.92%)
Period Ended 12/31/07	4	$ 18.365962	$87	0.38%	0.05% to 0.35%	1.32%
Russell Non-US Division
Year Ended 12/31/08	41	$ 10.384851	$424	0.00%	0.05% to 0.35%	(42.41%)
Period Ended 12/31/07	11	$ 18.032632	$205	4.62%	0.05% to 0.35%	9.17%
Russell Real Estate Securities Division
Year Ended 12/31/08	20	$ 19.982226	$400	1.85%	0.05% to 0.35%	(36.68%)
Period Ended 12/31/07	11	$ 31.559603	$346	3.89%	0.05% to 0.35%	(22.64%)
Russell Core Bond Division
Year Ended 12/31/08	21	$ 15.497865	$325	3.63%	0.05% to 0.35%	(3.57%)
Period Ended 12/31/07	3	$ 16.070912	$56	6.26%	0.05% to 0.35%	7.35%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

12

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policy Owners of Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Index 500 Stock Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Small Cap Value Division, International Growth Division, International Equity Division, Money Market Division, Select Bond Division, High Yield Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2008 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 17, 2009

Report of Independent Registered Public Accounting Firm

13

Northwestern Mutual®

P.O. Box 3095
Milwaukee, WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product ("Product"). **The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money.** The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds' portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-866-424-2609, www.northwesternmutual.com

Product Distributor: **Northwestern Mutual Investment Services, LLC (NMIS)**, Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

The Northwestern Mutual
Life Insurance Company • Milwaukee,WI
www.northwesternmutual.com

90-1899 (0786) (REV 0109)